Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement Abstract
Revenue	$ 17,236,773	$ 13,286,184	$ 14,397,158
Cost of Sales	13,360,068	9,706,044	10,344,333
Gross Profit	3,876,705	3,580,140	4,052,825
Sales, general and administrative costs
Administrative fees	5,807,744	3,747,761	3,313,934
Depreciation	661,958	437,263	578,555
Product development costs	1,381,101	939,949	973,146
Office expense	419,398	325,324	206,035
Insurance	1,244,505	596,932	396,684
Professional fees	1,207,920	486,425	303,541
Sales and marketing	686,544	234,445	549,750
Share-based payments	5,771,475	2,098,761	308,106
Transportation costs	231,472	161,017	255,535
Travel, accommodation, meals and entertainment	641,500	217,023	348,524
Allowance for credit losses	(8,940)	(333,929)	(46,447)
Total sales, general and administrative costs	18,062,557	9,578,829	7,280,257
Loss from operations before interest, accretion and foreign exchange	(14,185,852)	(5,998,689)	(3,227,432)
Interest and accretion	(515,668)	(1,598,588)	(2,133,824)
Other Income	364,296	0	0
Foreign exchange (loss) / gain	(65,117)	(193,798)	439,209
Loss from operations for the year	(14,402,341)	(7,791,075)	(4,922,047)
Other item
Write down of assets	(607,579)	(45,679)	(223,919)
Loss for the year	(15,009,920)	(7,836,754)	(5,145,966)
Other comprehensive income / (loss)
Cumulative translation reserve	(39,413)	21,169	(20,824)
Total comprehensive loss for the year	$ (15,049,333)	$ (7,815,585)	$ (5,166,790)
Loss per common share, basic and diluted	$ (0.69)	$ (0.43)	$ (0.34)
Weighted average number of common shares outstanding, basic and diluted	21,877,488	18,116,129	15,207,446